Related parties - Additional information (Detail) - Key management personnel of entity or parent [member] - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure Of Information About Key Management Personnel [Line Items]
Amount of outstanding payable	€ 0.8		€ 1.5
Related party expenses recognized in loss and comprehensive loss paid to external management entities	€ 0.4	€ 0.4